Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Our Board approves equity award grants in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled more than one year in advance. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	Our Board approves equity award grants in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled more than one year in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false